Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments And Contingencies Disclosure [Line Items]
Lessee, Operating Lease, Term of Contract					2026 years
Operating Leases, Rent Expense					$ 2,500,000	$ 2,300,000
Operating lease rent expenses net	$ 600,000	$ 700,000	$ 2,000,000.0	$ 2,000,000.0
Lessee, operating lease, description					March 2021 to May 2025
Standby Letters Of Credit And Bank Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Off balance sheet credit exposure	$ 400,000		$ 400,000		$ 400,000
TMobile US, Inc [Member]
Commitments And Contingencies Disclosure [Line Items]
Gain (Loss) on Extinguishment of Debt					2,300,000
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)					400,000	$ 400,000
Hardware And Software Leases [Member] | Maximum [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense					43,146
Hardware And Software Leases [Member] | Minimum [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense					$ 667